Subsequent events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent events
21 .	Subsequent events
The Group has evaluated subsequent events through April 30, 2021, which is the date when the combined and consolidated financial statements were issued.